UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-07739

                                         Harding, Loevner Funds, Inc.

(Exact name of registrant as specified in charter)

400 Crossing Boulevard

Fourth Floor

                                                     Bridgewater, NJ   08807

(Address of principal executive offices) (Zip code)

Owen T. Meacham

The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

With a copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

                                                       New York, NY 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (877) 435-8105

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2015

Item 1. Schedule of Investments.

The Registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments

January 31, 2015 (unaudited)

	Shares	Value
COMMON STOCKS - 96.8%

Australia - 0.8%

Cochlear Ltd. (Health Care Equipment & Services)†	100,000	$6,424,603

France - 5.3%

Air Liquide SA (Materials)†	82,500	10,425,204

Dassault Systemes SA (Software & Services)†	231,500	14,319,186

Essilor International SA (Health Care Equipment & Services)†	71,500	7,992,226

L’Oreal SA (Household & Personal Products)†	47,200	8,438,724

		41,175,340

Germany - 2.0%

Linde AG (Materials)†	39,200	7,525,326

SAP SE - Sponsored ADR (Software & Services)	117,600	7,686,336

		15,211,662

Hong Kong - 3.0%

AIA Group Ltd. (Insurance)†	3,026,900	17,516,268

Sands China Ltd. (Consumer Services)†	1,136,200	5,495,027

		23,011,295

India - 2.9%

HDFC Bank Ltd. - ADR (Banks)	191,500	10,911,670

ICICI Bank Ltd. - Sponsored ADR (Banks)	932,000	11,193,320

		22,104,990

Indonesia - 1.0%

Bank Central Asia Tbk PT (Banks)†	7,035,124	7,408,675

Japan - 9.4%

ABC-Mart Inc. (Retailing)†	216,800	10,766,479

FANUC Corp. (Capital Goods)†	68,200	11,453,346

Kakaku.com Inc. (Software & Services)†	314,688	4,453,176

Keyence Corp. (Technology Hardware & Equipment)†	27,396	12,753,558

M3 Inc. (Health Care Equipment & Services)†	415,000	8,346,466

MonotaRO Co., Ltd. (Capital Goods)†	142,200	3,604,303

Stanley Electric Co., Ltd. (Automobiles & Components)†	376,663	8,378,941

	Shares	Value
COMMON STOCKS - 96.8% (continued)

Japan - 9.4% (continued)

Unicharm Corp. (Household & Personal Products)†	460,300	$12,681,592

		72,437,861

Mexico - 1.3%

America Movil SAB de CV, Series L - Sponsored ADR (Telecommunication Services)	456,800	9,770,952

Russia - 1.1%

Magnit PJSC - Sponsored GDR, Reg S (Food & Staples Retailing)†	137,000	5,216,930

Yandex NV, Class A (Software & Services)*	243,700	3,628,693

		8,845,623

South Africa - 0.9%

Sasol Ltd. (Energy)†	183,000	6,565,690

Spain - 1.6%

Grifols SA (Pharmaceuticals, Biotechnology & Life Sciences)†	99,000	4,152,464

Inditex SA (Retailing)†	274,850	8,107,606

		12,260,070

Sweden - 1.7%

Elekta AB, Class B (Health Care Equipment & Services)†	1,241,600	13,314,970

Switzerland - 6.1%

Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)*†	70,200	8,320,576

Nestle SA - Sponsored ADR (Food, Beverage & Tobacco)	267,200	20,443,472

Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	38,100	10,292,812

Sonova Holding AG, Reg S (Health Care Equipment & Services)†	63,300	8,324,747

		47,381,607

Turkey - 2.2%

Turkiye Garanti Bankasi AS - ADR (Banks)	3,937,400	16,655,202

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments

January 31, 2015 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 96.8% (continued)

United Kingdom - 4.7%

Aggreko plc (Commercial & Professional Services)†	135,100	$3,154,175

ARM Holdings plc - Sponsored ADR (Semiconductors & Semiconductor Equipment)	236,300	11,068,292

Shire plc (Pharmaceuticals, Biotechnology & Life Sciences)†	59,920	4,379,827

Standard Chartered plc (Banks)†	433,900	5,789,101

WPP plc (Media)†	538,100	11,862,670

		36,254,065

United States - 52.8%

3M Co. (Capital Goods)	70,400	11,425,920

Abbott Laboratories (Health Care Equipment & Services)	192,100	8,598,396

AbbVie Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	165,700	9,999,995

Amazon.com Inc. (Retailing)*	25,300	8,969,609

American Express Co. (Diversified Financials)	104,200	8,407,898

BorgWarner Inc. (Automobiles & Components)	174,100	9,403,141

Bunge Ltd. (Food, Beverage & Tobacco)	102,400	9,167,872

Citrix Systems Inc. (Software & Services)*	156,400	9,268,264

Colgate - Palmolive Co. (Household & Personal Products)	199,000	13,436,480

DaVita HealthCare Partners Inc. (Health Care Equipment & Services)*	206,800	15,522,408

eBay Inc. (Software & Services)*	349,400	18,518,200

Emerson Electric Co. (Capital Goods)	166,700	9,491,898

Exxon Mobil Corp. (Energy)	127,200	11,119,824

F5 Networks Inc. (Technology Hardware & Equipment)*	90,600	10,112,772

First Republic Bank (Banks)	269,500	13,722,940

Google Inc., Class A (Software & Services)*	30,950	16,637,172

IMS Health Holdings Inc. (Health Care Equipment & Services)*	303,500	7,469,135

Informatica Corp. (Software & Services)*	211,300	8,808,041

IPG Photonics Corp. (Technology Hardware & Equipment)*	121,400	9,061,296

	Shares	Value
COMMON STOCKS - 96.8% (continued)

United States - 52.8% (continued)

JPMorgan Chase & Co. (Banks)	263,700	$14,340,006

Lazard Ltd., Class A (Diversified Financials)	213,500	9,778,300

MasterCard Inc., Class A (Software & Services)	207,600	17,029,428

Microsoft Corp. (Software & Services)	374,900	15,145,960

Monsanto Co. (Materials)	137,800	16,257,644

NIKE Inc., Class B (Consumer Durables & Apparel)	247,400	22,822,650

Praxair Inc. (Materials)	51,900	6,258,621

Procter & Gamble Co. (Household & Personal Products)	85,300	7,189,937

Roper Industries Inc. (Capital Goods)	121,300	18,721,442

Schlumberger Ltd. (Energy)	215,900	17,788,001

SVB Financial Group (Banks)*	131,700	14,868,930

Trimble Navigation Ltd. (Technology Hardware & Equipment)*	263,900	6,291,376

Verisk Analytics Inc., Class A (Commercial & Professional Services)*	123,000	7,915,050

Waters Corp. (Pharmaceuticals, Biotechnology & Life Sciences)*	72,300	8,607,315

Wells Fargo & Co. (Banks)	282,000	14,641,440

		406,797,361
Total Common Stocks (Cost $602,717,173)		$745,619,966

PREFERRED STOCKS - 0.5%

Spain - 0.5%

Grifols SA - ADR (Pharmaceuticals, Biotechnology & Life Sciences)	117,900	4,062,834
Total Preferred Stocks (Cost $4,035,864)		$4,062,834

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments

January 31, 2015 (unaudited)  (continued)

	Shares	Value
CASH EQUIVALENT - 2.6%

Northern Institutional Funds - Prime Obligations Portfolio, 0.04% (Money Market Fund)	19,670,416	$19,670,416
Total Cash Equivalent (Cost $19,670,416)		$19,670,416

Total Investments — 99.9%
(Cost $626,423,453)		$769,353,216

Other Assets Less Liabilities - 0.1%		903,126
Net Assets — 100.0%		$770,256,342

Summary of Abbreviations

ADR	American Depository Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

Industry	Percentage of Net Assets

Automobiles & Components	2.3%

Banks	14.2

Capital Goods	7.1

Commercial & Professional Services	1.4

Consumer Durables & Apparel	3.0

Consumer Services	0.7

Diversified Financials	2.4

Energy	4.6

Food & Staples Retailing	0.7

Food, Beverage & Tobacco	3.8

Health Care Equipment & Services	9.9

Household & Personal Products	5.4

Insurance	2.3

Materials	5.2

Media	1.5

Money Market Fund	2.6

Pharmaceuticals, Biotechnology & Life Sciences	6.5

Retailing	3.6

Semiconductors & Semiconductor Equipment	1.4

Software & Services	15.0

Technology Hardware & Equipment	5.0

Telecommunication Services	1.3

Total Investments	99.9

Other Assets Less Liabilities	0.1
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments

January 31, 2015 (unaudited)

	Shares	Value
COMMON STOCKS - 94.3%

Australia - 1.8%

CSL Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	1,148,700	$78,239,871

Belgium - 2.5%

Anheuser - Busch InBev NV - Sponsored ADR (Food, Beverage & Tobacco)	893,700	109,093,959

Canada - 4.0%

Canadian National Railway Co. (Transportation)	1,460,100	96,337,398

Imperial Oil Ltd. (Energy)	1,983,900	73,622,529

		169,959,927

China - 1.2%

Baidu Inc. - Sponsored ADR (Software & Services)*	227,600	49,598,592

Denmark - 2.0%

Novo Nordisk A/S, Class B (Pharmaceuticals, Biotechnology & Life Sciences)†	1,891,200	84,598,008

Finland - 1.4%

Kone oyj, Class B (Capital Goods)†	1,377,120	62,002,774

France - 12.4%

Air Liquide SA (Materials)†	1,007,880	127,361,875

Dassault Systemes SA (Software & Services)†	2,674,818	165,448,017

L’Oreal SA (Household & Personal Products)†	611,900	109,399,479

LVMH Moet Hennessy Louis Vuitton SA (Consumer Durables & Apparel)†	259,600	41,915,649

Schneider Electric SE (Capital Goods)†	1,194,500	89,999,605

		534,124,625

Germany - 11.1%

Allianz SE, Reg S (Insurance)†	745,200	123,224,697

Bayerische Motoren Werke AG (Automobiles & Components)†	875,400	102,236,130

Fresenius Medical Care AG & Co. KGaA (Health Care Equipment & Services)†	832,100	61,726,309

Fuchs Petrolub SE (Materials)†	330,574	12,518,823

Linde AG (Materials)†	242,010	46,459,289

	Shares	Value
COMMON STOCKS - 94.3% (continued)

Germany - 11.1% (continued)

SAP SE - Sponsored ADR (Software & Services)	1,153,980	$75,424,133

Symrise AG (Materials)†	854,000	56,061,331

		477,650,712

Hong Kong - 6.6%

AIA Group Ltd. (Insurance)†	27,144,300	157,080,453

Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)†	2,833,200	64,985,831

Sands China Ltd. (Consumer Services)†	10,993,400	53,167,604

Xinyi Glass Holdings Ltd. (Automobiles & Components)†	18,198,000	9,593,827

		284,827,715

India - 3.3%

ICICI Bank Ltd. - Sponsored ADR (Banks)	11,891,400	142,815,714

Japan - 14.8%

FANUC Corp. (Capital Goods)†	612,700	102,895,382

JGC Corp. (Capital Goods)†	2,786,000	56,742,682

Keyence Corp. (Technology Hardware & Equipment)†	172,981	80,527,200

M3 Inc. (Health Care Equipment & Services)†	2,540,900	51,102,496

MISUMI Group Inc. (Capital Goods)†	1,620,300	60,453,224

Mitsubishi Estate Co., Ltd. (Real Estate)†	2,104,000	42,391,208

MonotaRO Co., Ltd. (Capital Goods)†	823,200	20,865,420

Sysmex Corp. (Health Care Equipment & Services)†	1,921,600	85,772,089

Unicharm Corp. (Household & Personal Products)†	4,840,900	133,370,237

		634,119,938

Poland - 1.0%

Bank Pekao SA - GDR, Reg S (Banks)#†	852,300	41,179,642

Singapore - 1.3%

DBS Group Holdings Ltd. (Banks)†	3,910,083	56,950,145

South Africa - 2.2%

MTN Group Ltd. (Telecommunication Services)†	3,827,700	66,044,802

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments

January 31, 2015 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 94.3% (continued)

South Africa - 2.2% (continued)

Sasol Ltd. (Energy)†	854,800	$30,668,588

		96,713,390

South Korea - 1.1%

Samsung Electronics Co., Ltd. - GDR (Technology Hardware & Equipment)†	75,300	46,348,921

Spain - 1.3%

Banco Bilbao Vizcaya Argentaria SA (Banks)†	6,417,600	54,788,565

Sweden - 1.6%

Atlas Copco AB, Class A (Capital Goods)†	2,361,500	69,875,415

Switzerland - 8.0%

Nestle SA - Sponsored ADR (Food, Beverage & Tobacco)	2,256,900	172,675,419

Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	457,800	123,675,839

Sonova Holding AG, Reg S (Health Care Equipment & Services)†	360,500	47,410,290

		343,761,548

Taiwan - 1.6%

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	11,038,125	49,013,226

Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	800,400	18,177,084

		67,190,310

Turkey - 1.6%

Turkiye Garanti Bankasi AS - ADR (Banks)	16,198,500	68,519,655

United Kingdom - 9.5%

ARM Holdings plc (Semiconductors & Semiconductor Equipment)†	5,203,700	81,199,664

BG Group plc (Energy)†	6,468,700	86,196,970

Shire plc (Pharmaceuticals, Biotechnology & Life Sciences)†	658,300	48,118,157

Unilever plc (Food, Beverage & Tobacco)†	1,120,100	49,349,964

	Shares	Value
COMMON STOCKS - 94.3% (continued)

United Kingdom - 9.5% (continued)

WPP plc (Media)†	6,425,100	$141,644,374

		406,509,129

United States - 4.0%

Bunge Ltd. (Food, Beverage & Tobacco)	974,860	87,279,216

Schlumberger Ltd. (Energy)	1,024,400	84,400,316

		171,679,532
Total Common Stocks (Cost $3,287,096,465)		$4,050,548,087

PREFERRED STOCKS - 3.6%

Brazil - 1.7%

Itau Unibanco Holding SA - Sponsored ADR (Banks)	5,859,177	71,013,226

Germany - 0.7%

Fuchs Petrolub SE (Materials)†	753,000	31,039,720

South Korea - 1.2%

Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	110,400	52,819,776
Total Preferred Stocks (Cost $150,269,422)		$154,872,722

CASH EQUIVALENT - 2.7%

Northern Institutional Funds - Prime Obligations Portfolio, 0.04% (Money Market Fund)	114,368,330	114,368,330
Total Cash Equivalent (Cost $114,368,330)		$114,368,330

Total Investments — 100.6%
(Cost $3,551,734,217)		$4,319,789,139

Liabilities Less Other Assets - (0.6)%		(27,206,517)
Net Assets — 100.0%		$4,292,582,622

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments

January 31, 2015 (unaudited)  (continued)

Summary of Abbreviations

ADR	American Depository Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

Industry	Percentage of Net Assets

Automobiles & Components	2.6%

Banks	10.1

Capital Goods	10.8

Consumer Durables & Apparel	1.0

Consumer Services	1.2

Diversified Financials	1.5

Energy	6.4

Food, Beverage & Tobacco	9.7

Health Care Equipment & Services	5.7

Household & Personal Products	5.7

Insurance	6.5

Materials	6.4

Media	3.3

Money Market Fund	2.7

Pharmaceuticals, Biotechnology & Life Sciences	7.8

Real Estate	1.0

Semiconductors & Semiconductor Equipment	3.5

Software & Services	6.8

Technology Hardware & Equipment	4.2

Telecommunication Services	1.5

Transportation	2.2

Total Investments	100.6

Liabilities Less Other Assets	(0.6)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

January 31, 2015 (unaudited)

	Shares	Value
COMMON STOCKS - 93.4%

Australia - 2.6%

iiNET Ltd. (Telecommunication Services)†	173,940	$1,009,406

SAI Global Ltd. (Commercial & Professional Services)†	320,765	979,817

TPG Telecom Ltd. (Telecommunication Services)†	66,441	343,362

		2,332,585

Austria - 1.4%

Semperit AG Holding (Capital Goods)†	28,740	1,271,501

Brazil - 2.3%

CETIP SA - Mercados Organizados (Diversified Financials)	53,097	681,707

SLC Agricola SA (Food, Beverage & Tobacco)	89,500	476,978

Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA (Commercial & Professional Services)	68,200	977,281

		2,135,966

China - 3.0%

Haitian International Holdings Ltd. (Capital Goods)†	187,000	362,021

Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	94,000	340,090

Wasion Group Holdings Ltd. (Technology Hardware & Equipment)†	1,600,000	1,486,445

Yip’s Chemical Holdings Ltd. (Materials)†	978,000	565,732

		2,754,288

Denmark - 0.5%

Chr Hansen Holding A/S (Materials)†	11,450	476,039

Finland - 0.5%

Vaisala oyj, Class A (Technology Hardware & Equipment)†	17,780	454,532

France - 5.5%

Alten SA (Software & Services)†	27,720	1,163,383

Ingenico (Technology Hardware & Equipment)†	5,650	590,892

IPSOS (Media)†	47,100	1,228,062

Rubis SCA (Utilities)†	25,516	1,480,963

	Shares	Value
COMMON STOCKS - 93.4% (continued)

France - 5.5% (continued)

Virbac SA (Pharmaceuticals, Biotechnology & Life Sciences)†	2,300	$511,666

		4,974,966

Germany - 10.4%

Bechtle AG (Software & Services)†	26,200	2,217,871

Bertrandt AG (Commercial & Professional Services)†	4,420	582,348

Carl Zeiss Meditec AG, Bearer (Health Care Equipment & Services)†	35,630	940,339

Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)†	19,750	1,079,515

Gerry Weber International AG (Consumer Durables & Apparel)†	27,540	1,066,112

KWS Saat AG (Food, Beverage & Tobacco)†	3,270	996,119

Leoni AG (Automobiles & Components)†	16,000	1,002,141

Pfeiffer Vacuum Technology AG (Capital Goods)†	9,200	828,604

Wirecard AG (Software & Services)†	17,070	766,092

		9,479,141

Hong Kong - 1.9%

Pico Far East Holdings Ltd. (Media)†	2,807,000	628,853

Vitasoy International Holdings Ltd. (Food, Beverage & Tobacco)†	790,900	1,095,918

		1,724,771

Indonesia - 2.9%

AKR Corporindo Tbk PT (Capital Goods)†	2,626,500	971,514

Tower Bersama Infrastructure Tbk PT (Telecommunication Services)†	1,009,500	749,991

Wijaya Karya Persero Tbk PT (Capital Goods)†	3,180,000	934,720

		2,656,225

Italy - 2.4%

Danieli & C Officine Meccaniche SpA (Capital Goods)†	30,000	491,894

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

January 31, 2015 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 93.4% (continued)

Italy - 2.4% (continued)

DiaSorin SpA (Health Care Equipment & Services)†	15,100	$602,475

Yoox SpA (Retailing)*†	50,100	1,084,147

		2,178,516

Japan - 16.9%

ABC-Mart Inc. (Retailing)†	15,400	764,778

Arcs Co., Ltd. (Food & Staples Retailing)†	14,000	288,796

Asahi Diamond Industrial Co., Ltd. (Capital Goods)†	27,200	277,667

Asics Corp. (Consumer Durables & Apparel)†	30,400	744,686

BML Inc. (Health Care Equipment & Services)†	39,000	1,042,940

Cosmos Pharmaceutical Corp. (Food & Staples Retailing)†	6,300	1,015,105

Hiday Hidaka Corp. (Consumer Services)†	68,600	2,154,502

Lintec Corp. (Materials)†	24,100	530,680

M3 Inc. (Health Care Equipment & Services)†	49,900	1,003,587

Message Co., Ltd. (Health Care Equipment & Services)†	34,300	916,568

MISUMI Group Inc. (Capital Goods)†	33,300	1,242,420

MonotaRO Co., Ltd. (Capital Goods)†	46,600	1,181,157

Nakanishi Inc. (Health Care Equipment & Services)†	32,600	1,195,859

Pigeon Corp. (Household & Personal Products)†	19,900	1,242,235

Rohto Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	23,000	309,309

Stanley Electric Co., Ltd. (Automobiles & Components)†	31,300	696,274

Sugi Holdings Co., Ltd. (Food & Staples Retailing)†	16,200	760,623

		15,367,186

Kenya - 3.7%

East African Breweries Ltd. (Food, Beverage & Tobacco)†	411,900	1,395,608

Equity Group Holdings Ltd. (Banks)†	3,436,000	2,021,061

		3,416,669

	Shares	Value
COMMON STOCKS - 93.4% (continued)

Malaysia - 1.8%

Coastal Contracts Bhd. (Capital Goods)†	1,376,966	$1,104,398

Dialog Group Bhd. (Capital Goods)†	1,315,240	589,878

		1,694,276

Mexico - 0.3%

Grupo Herdez SAB de CV (Food, Beverage & Tobacco)*	142,500	327,504

Netherlands - 3.0%

Arcadis NV (Capital Goods)†	33,644	1,021,729

ASM International NV (Semiconductors & Semiconductor Equipment)†	20,730	847,926

Brunel International NV (Commercial & Professional Services)†	51,100	832,830

		2,702,485

Singapore - 2.3%

Ezion Holdings Ltd. (Energy)†	1,157,080	1,094,397

Super Group Ltd. (Food, Beverage & Tobacco)†	1,188,000	972,743

		2,067,140

South Africa - 2.0%

Clicks Group Ltd. (Food & Staples Retailing)†	144,310	1,112,959

Discovery Ltd. (Insurance)†	75,580	744,375

		1,857,334

South Korea - 3.0%

Cheil Worldwide Inc. (Media)*†	63,270	1,138,106

Halla Visteon Climate Control Corp. (Automobiles & Components)†	20,270	856,949

Kolao Holdings (Retailing)†	48,350	745,229

		2,740,284

Spain - 0.9%

Construcciones y Auxiliar de Ferrocarriles SA (Capital Goods)†	2,500	838,675

Sweden - 2.0%

Industrial & Financial Systems, Class B (Software & Services)†	59,340	1,828,070

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

January 31, 2015 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 93.4% (continued)

Switzerland - 2.0%

LEM Holding SA, Reg S (Technology Hardware & Equipment)†	1,840	$1,415,614

Temenos Group AG, Reg S (Software & Services)*†	12,720	386,855

		1,802,469

Taiwan - 3.0%

Advantech Co., Ltd. (Technology Hardware & Equipment)†	144,383	1,079,879

Airtac International Group (Capital Goods)†	45,000	390,601

Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)†	358,700	731,584

Youngtek Electronics Corp. (Semiconductors & Semiconductor Equipment)†	254,540	506,472

		2,708,536

Turkey - 1.8%

Anadolu Hayat Emeklilik AS (Insurance)†	728,391	1,614,450

United Kingdom - 15.8%

Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)†	135,427	879,815

Bank of Georgia Holdings plc (Banks)†	40,220	1,228,272

Britvic plc (Food, Beverage & Tobacco)†	83,931	889,162

Grafton Group plc (Capital Goods)†	181,640	1,831,343

Jardine Lloyd Thompson Group plc (Insurance)†	33,058	470,259

Morgan Advanced Materials plc (Capital Goods)†	177,500	813,020

PayPoint plc (Commercial & Professional Services)†	70,510	878,584

Rathbone Brothers plc (Diversified Financials)†	50,770	1,680,772

RPC Group plc (Materials)†	169,830	1,387,708

RPS Group plc (Commercial & Professional Services)†	418,560	1,149,221

Senior plc (Capital Goods)†	237,840	1,107,466

Synergy Health plc (Health Care Equipment & Services)†	63,520	2,070,682

		14,386,304

	Shares	Value
COMMON STOCKS - 93.4% (continued)

United States - 1.5%

First Cash Financial Services Inc. (Diversified Financials)*	8,800	$437,536

PriceSmart Inc. (Food & Staples Retailing)	11,020	901,216

		1,338,752
Total Common Stocks (Cost $73,659,156)		$85,128,664

PARTICIPATION NOTES - 3.3%

India - 3.3%

GRUH Finance Ltd., Issued by HSBC Bank plc, Maturity date 9/28/17 (Banks)^†	276,800	1,229,477

Max India Ltd., Issued by HSBC Bank plc, Maturity date 8/18/17 (Insurance)^†	235,500	1,804,416

		3,033,893
Total Participation Notes (Cost $2,488,511)		$3,033,893

CASH EQUIVALENT - 3.3%

Northern Institutional Funds - Prime Obligations Portfolio, 0.04% (Money Market Fund)	2,985,434	2,985,434
Total Cash Equivalent (Cost $2,985,434)		$2,985,434

Total Investments — 100.0%
(Cost $79,133,101)		$91,147,991

Liabilities Less Other Assets - 0.0%		(33,530)
Net Assets — 100.0%		$91,114,461

Summary of Abbreviations

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 3.3% of net assets as of January 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

January 31, 2015 (unaudited)  (continued)

Industry	Percentage of Net Assets

Automobiles & Components	2.8%

Banks	4.9

Capital Goods	16.7

Commercial & Professional Services	5.9

Consumer Durables & Apparel	2.4

Consumer Services	2.4

Diversified Financials	3.1

Energy	1.2

Food & Staples Retailing	4.5

Food, Beverage & Tobacco	6.8

Health Care Equipment & Services	8.5

Household & Personal Products	1.4

Insurance	5.1

Materials	3.2

Media	3.3

Money Market Fund	3.3

Pharmaceuticals, Biotechnology & Life Sciences	3.0

Retailing	2.8

Semiconductors & Semiconductor Equipment	2.3

Software & Services	7.0

Technology Hardware & Equipment	5.5

Telecommunication Services	2.3

Utilities	1.6

Total Investments	100.0
Liabilities Less Other Assets	0.0
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

January 31, 2015 (unaudited)

	Shares	Value
COMMON STOCKS - 90.8%

Brazil - 3.8%

Ambev SA - ADR (Food, Beverage & Tobacco)	3,841,700	$25,278,386

BM&FBovespa SA (Diversified Financials)	4,580,100	15,532,996

Cielo SA (Software & Services)	1,220,300	18,191,372

Vale SA - Sponsored ADR (Materials)	1,290,800	9,074,324

		68,077,078

Chile - 0.9%

Banco Santander Chile - ADR (Banks)	837,900	15,953,616

China - 12.3%

51job Inc. - ADR (Commercial & Professional Services)*	716,900	25,242,049

Anhui Conch Cement Co., Ltd., Class H (Materials)†	4,914,900	16,512,173

Baidu Inc. - Sponsored ADR (Software & Services)*	145,500	31,707,360

China Merchants Holdings International Co., Ltd. (Transportation)†	5,272,459	19,316,676

CNOOC Ltd. - Sponsored ADR (Energy)	147,700	19,666,255

CSR Corp., Ltd., Class H (Capital Goods)	18,943,982	23,043,710

Ctrip.com International Ltd. - ADR (Retailing)*	375,000	17,833,125

ENN Energy Holdings Ltd. (Utilities)†	2,900,100	17,162,422

Jiangsu Expressway Co., Ltd., Class H (Transportation)†	8,429,000	10,455,935

Tencent Holdings Ltd. (Software & Services)†	1,247,100	21,052,731

Tingyi Cayman Islands Holding Corp. (Food, Beverage & Tobacco)†	952,000	2,341,389

Want Want China Holdings Ltd. (Food, Beverage & Tobacco)†	14,218,849	17,025,419

		221,359,244

Czech Republic - 1.2%

Komercni banka A/S (Banks)†	104,500	21,289,105

Egypt - 0.0%

Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	66,853	478,335

	Shares	Value
COMMON STOCKS - 90.8% (continued)

Hong Kong - 4.4%

AIA Group Ltd. (Insurance)†	7,951,904	$46,016,611

ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	1,171,000	10,608,099

Sands China Ltd. (Consumer Services)†	4,755,637	22,999,784

		79,624,494

Hungary - 0.7%

Gedeon Richter Nyrt (Pharmaceuticals, Biotechnology & Life Sciences)†	917,800	12,439,365

India - 12.2%

Ambuja Cements Ltd. (Materials)†	6,543,300	26,255,806

Axis Bank Ltd. (Banks)†	4,021,300	38,112,451

Bharti Airtel Ltd. (Telecommunication Services)†	4,884,200	29,395,606

Dabur India Ltd. (Household & Personal Products)†	6,399,000	26,430,096

Housing Development Finance Corp. Ltd. (Banks)†	1,405,100	28,581,766

Maruti Suzuki India Ltd. (Automobiles & Components)†	648,500	38,130,337

Sun Pharmaceutical Industries Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	2,287,500	33,856,412

		220,762,474

Indonesia - 3.5%

Astra International Tbk PT (Automobiles & Components)†	29,196,300	17,985,379

Bank Rakyat Indonesia Persero Tbk PT (Banks)†	30,790,500	28,223,798

Semen Indonesia Persero Tbk PT (Materials)†	15,243,100	17,490,823

		63,700,000

Italy - 1.0%

Tenaris SA - ADR (Energy)	673,500	19,019,640

Malaysia - 1.2%

Axiata Group Bhd. (Telecommunication Services)†	10,890,000	21,573,006

Mexico - 4.1%

Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)*	188,363	15,739,613

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

January 31, 2015 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 90.8% (continued)

Mexico - 4.1% (continued)

Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation)*	163,600	$21,416,876

Grupo Financiero Banorte SAB de CV, Series O (Banks)	3,087,800	15,670,232

Grupo Televisa SAB - Sponsored ADR (Media)*	654,900	21,356,289

		74,183,010

Netherlands - 0.5%

Nostrum Oil & Gas plc (Energy)*†	1,000,105	9,415,907

Nigeria - 0.6%

Zenith Bank plc (Banks)	139,070,600	11,871,609

Peru - 1.5%

Credicorp Ltd. (Banks)	184,500	26,590,140

Poland - 1.3%

Bank Pekao SA (Banks)†	500,200	24,155,527

Russia - 4.4%

Lukoil OAO - Sponsored ADR (Energy)	554,300	22,404,806

Magnit PJSC - Sponsored GDR, Reg S (Food & Staples Retailing)†	540,000	20,563,084

Moscow Exchange MICEX-RTS OAO (Diversified Financials)#†	9,282,170	9,423,259

Novolipetsk Steel OJSC - GDR, Reg S (Materials)†	748,400	9,761,057

Sberbank of Russia - Sponsored ADR (Banks)†	4,709,700	17,380,427

		79,532,633

South Africa - 9.0%

Aspen Pharmacare Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*†	1,200,500	44,977,158

Discovery Ltd. (Insurance)†	2,839,400	27,964,762

Naspers Ltd., Class N (Media)†	237,100	34,107,828

Sasol Ltd. (Energy)†	536,800	19,259,357

Standard Bank Group Ltd. (Banks)†	1,370,800	18,097,245

Tiger Brands Ltd. (Food, Beverage & Tobacco)†	520,300	17,551,301

		161,957,651

	Shares	Value
COMMON STOCKS - 90.8% (continued)

South Korea - 6.7%

Hankook Tire Co., Ltd. (Automobiles & Components)†	600,932	$28,834,881

NAVER Corp. (Software & Services)†	14,700	9,574,592

Samsung Electronics Co., Ltd. - GDR (Technology Hardware & Equipment)†	97,500	60,013,543

Samsung Fire & Marine Insurance Co., Ltd. (Insurance)†	82,300	22,156,529

		120,579,545

Taiwan - 9.7%

Advantech Co., Ltd. (Technology Hardware & Equipment)†	2,401,289	17,959,877

Airtac International Group (Capital Goods)†	1,006,000	8,732,109

Delta Electronics Inc. (Technology Hardware & Equipment)†	2,582,189	15,779,752

Hiwin Technologies Corp. (Capital Goods)†	1,850,010	15,243,443

Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	9,902,787	27,072,271

MediaTek Inc. (Semiconductors & Semiconductor Equipment)†	1,766,000	26,964,564

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	14,388,277	63,889,100

		175,641,116

Thailand - 1.8%

Siam Commercial Bank pcl, Reg S (Banks)†	5,862,370	32,150,792

Turkey - 3.2%

Arcelik A/S (Consumer Durables & Apparel)†	4,706,200	29,954,579

Turkiye Garanti Bankasi A/S (Banks)†	6,481,200	27,333,017

		57,287,596

Ukraine - 0.3%

MHP SA - GDR, Reg S (Food, Beverage & Tobacco)†	501,800	4,777,152

United Arab Emirates - 1.0%

Dragon Oil plc (Energy)†	2,201,843	18,438,337

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

January 31, 2015 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 90.8% (continued)

United Kingdom - 5.5%

Bank of Georgia Holdings plc (Banks)†	445,000	$13,589,777

Coca-Cola HBC AG - CDI (Food, Beverage & Tobacco)*†	784,300	12,624,745

Hikma Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	1,007,700	35,713,355

SABMiller plc (Food, Beverage & Tobacco)†	684,600	37,098,490

		99,026,367
Total Common Stocks (Cost $1,530,223,797)		$1,639,883,739

PREFERRED STOCKS - 4.6%

Brazil - 3.1%

Banco Bradesco SA - ADR (Banks)	2,419,500	30,195,360

Cia Brasileira de Distribuicao Grupo Pao de Acucar - Sponsored ADR (Food & Staples Retailing)	711,900	23,357,439

Vale SA - Sponsored ADR (Materials)	308,600	1,931,836

		55,484,635

Colombia - 0.8%

Bancolombia SA - Sponsored ADR (Banks)	321,649	14,882,699

South Korea - 0.7%

Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	27,500	13,157,100
Total Preferred Stocks (Cost $100,138,536)		$83,524,434

PARTICIPATION NOTES - 3.0%

Qatar - 1.3%

Qatar National Bank, Issued by HSBC Bank plc, Maturity Date 9/12/16 (Banks)^†	428,700	23,306,589

Saudi Arabia - 1.7%

Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 5/4/15 (Retailing)^†	586,500	30,096,680
Total Participation Notes (Cost $43,773,726)		$53,403,269

	Shares	Value
CASH EQUIVALENT - 2.1%

Northern Institutional Funds - Prime Obligations Portfolio, 0.04% (Money Market Fund)	37,973,442	$37,973,442
Total Cash Equivalent (Cost $37,973,442)		$37,973,442

Total Investments — 100.5%
(Cost $1,712,109,501)		$1,814,784,884

Liabilities Less Other Assets - (0.5)%		(9,068,315)
Net Assets — 100.0%		$1,805,716,569

Summary of Abbreviations

ADR	American Depository Receipt.

CDI	Chess Depository Interest.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 3.0% of net assets as of January 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

January 31, 2015 (unaudited)  (continued)

Industry	Percentage of Net Assets

Automobiles & Components	4.7%

Banks	21.5

Capital Goods	2.6

Commercial & Professional Services	1.4

Consumer Durables & Apparel	1.7

Consumer Services	1.3

Diversified Financials	1.4

Energy	6.0

Food & Staples Retailing	2.4

Food, Beverage & Tobacco	7.3

Household & Personal Products	1.5

Insurance	5.3

Materials	4.5

Media	3.1

Money Market Fund	2.1

Pharmaceuticals, Biotechnology & Life Sciences	7.0

Retailing	2.7

Semiconductors & Semiconductor Equipment	5.6

Software & Services	4.5

Technology Hardware & Equipment	7.4

Telecommunication Services	2.8

Transportation	2.8

Utilities	0.9

Total Investments	100.5

Liabilities Less Other Assets	(0.5)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

January 31, 2015 (unaudited)

	Shares	Value
COMMON STOCKS - 90.8%

Brazil - 3.8%

Ambev SA - ADR (Food, Beverage & Tobacco)	5,141,400	$33,830,412

BM&FBovespa SA (Diversified Financials)	6,164,800	20,907,362

Cielo SA (Software & Services)	1,644,100	24,509,084

Vale SA - Sponsored ADR (Materials)	1,760,400	12,375,612

		91,622,470

Chile - 0.9%

Banco Santander Chile - ADR (Banks)	1,121,500	21,353,360

China - 12.3%

51job Inc. - ADR (Commercial & Professional Services)*	951,842	33,514,357

Anhui Conch Cement Co., Ltd., Class H (Materials)†	6,639,000	22,304,486

Baidu Inc. - Sponsored ADR (Software & Services)*	194,800	42,450,816

China Merchants Holdings International Co., Ltd. (Transportation)†	7,103,313	26,024,364

CNOOC Ltd. - Sponsored ADR (Energy)	196,900	26,217,235

CSR Corp., Ltd., Class H (Capital Goods)	25,201,303	30,655,197

Ctrip.com International Ltd. - ADR (Retailing)*	501,918	23,868,711

ENN Energy Holdings Ltd. (Utilities)†	3,854,700	22,811,623

Jiangsu Expressway Co., Ltd., Class H (Transportation)†	11,263,000	13,971,432

Tencent Holdings Ltd. (Software & Services)†	1,680,300	28,365,732

Tingyi Cayman Islands Holding Corp. (Food, Beverage & Tobacco)†	1,266,000	3,113,653

Want Want China Holdings Ltd. (Food, Beverage & Tobacco)†	19,080,000	22,846,082

		296,143,688

Czech Republic - 1.2%

Komercni Banka A/S (Banks)†	139,000	28,317,565

Egypt - 0.0%

Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	88,846	635,696

	Shares	Value
COMMON STOCKS - 90.8% (continued)

Hong Kong - 4.4%

AIA Group Ltd. (Insurance)†	10,598,800	$61,333,846

ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	1,564,900	14,176,443

Sands China Ltd. (Consumer Services)†	6,323,300	30,581,504

		106,091,793

Hungary - 0.7%

Gedeon Richter Nyrt (Pharmaceuticals, Biotechnology & Life Sciences)†	1,214,500	16,460,677

India - 12.2%

Ambuja Cements Ltd. (Materials)†	8,694,600	34,888,165

Axis Bank Ltd. (Banks)†	5,360,000	50,800,174

Bharti Airtel Ltd. (Telecommunication Services)†	6,510,100	39,181,101

Dabur India Ltd. (Household & Personal Products)†	8,586,204	35,464,009

Housing Development Finance Corp. Ltd. (Banks)†	1,885,400	38,351,763

Maruti Suzuki India Ltd. (Automobiles & Components)†	861,600	50,660,136

Sun Pharmaceutical Industries Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	3,049,000	45,127,082

		294,472,430

Indonesia - 3.5%

Astra International Tbk PT (Automobiles & Components)†	39,335,000	24,230,978

Bank Rakyat Indonesia Persero Tbk PT (Banks)†	40,909,500	37,499,276

Semen Indonesia Persero Tbk PT (Materials)†	20,382,100	23,387,611

		85,117,865

Italy - 1.0%

Tenaris SA - ADR (Energy)	860,600	24,303,344

Malaysia - 1.2%

Axiata Group Bhd. (Telecommunication Services)†	14,515,300	28,754,697

Mexico - 4.1%

Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)*	246,828	20,624,948

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

January 31, 2015 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 90.8% (continued)

Mexico - 4.1% (continued)

Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation)*	217,198	$28,433,390

Grupo Financiero Banorte SAB de CV, Series O (Banks)	4,143,240	21,026,470

Grupo Televisa SAB - Sponsored ADR (Media)*	876,500	28,582,665

		98,667,473

Netherlands - 0.5%

Nostrum Oil & Gas plc (Energy)*†	1,354,888	12,756,161

Nigeria - 0.6%

Zenith Bank plc (Banks)	184,933,520	15,786,647

Peru - 1.5%

Credicorp Ltd. (Banks)	244,900	35,294,988

Poland - 1.3%

Bank Pekao SA (Banks)†	664,661	32,097,635

Russia - 4.4%

Lukoil OAO - Sponsored ADR (Energy)	737,094	29,793,339

Magnit PJSC - Sponsored GDR, Reg S (Food & Staples Retailing)†	726,100	27,649,732

Moscow Exchange MICEX-RTS OAO (Diversified Financials)#†	12,405,830	12,594,399

Novolipetsk Steel OJSC - GDR, Reg S (Materials)†	998,300	13,020,394

Sberbank of Russia - Sponsored ADR (Banks)†	6,243,300	23,039,943

		106,097,807

South Africa - 9.0%

Aspen Pharmacare Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*†	1,600,100	59,948,314

Discovery Ltd. (Insurance)†	3,757,400	37,005,986

Naspers Ltd., Class N (Media)†	319,400	45,947,027

Sasol Ltd. (Energy)†	713,748	25,607,912

Standard Bank Group Ltd. (Banks)†	1,847,000	24,384,018

Tiger Brands Ltd. (Food, Beverage & Tobacco)†	700,900	23,643,488

		216,536,745

	Shares	Value
COMMON STOCKS - 90.8% (continued)

South Korea - 6.7%

Hankook Tire Co., Ltd. (Automobiles & Components)†	803,138	$38,537,453

NAVER Corp. (Software & Services)†	19,800	12,896,390

Samsung Electronics Co., Ltd. - GDR (Technology Hardware & Equipment)†	129,900	79,956,505

Samsung Fire & Marine Insurance Co., Ltd. (Insurance)†	110,000	29,613,830

		161,004,178

Taiwan - 9.7%

Advantech Co., Ltd. (Technology Hardware & Equipment)†	3,166,439	23,682,637

Airtac International Group (Capital Goods)†	1,367,000	11,865,600

Delta Electronics Inc. (Technology Hardware & Equipment)†	3,472,751	21,221,975

Hiwin Technologies Corp. (Capital Goods)†	2,495,566	20,562,601

Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	13,052,802	35,683,792

MediaTek Inc. (Semiconductors & Semiconductor Equipment)†	2,328,000	35,545,585

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	19,040,637	84,547,244

		233,109,434

Thailand - 1.8%

Siam Commercial Bank pcl, Reg S (Banks)†	7,727,200	42,378,014

Turkey - 3.2%

Arcelik A/S (Consumer Durables & Apparel)†	6,289,712	40,033,504

Turkiye Garanti Bankasi A/S (Banks)†	8,611,500	36,317,082

		76,350,586

Ukraine - 0.3%

MHP SA - GDR, Reg S (Food, Beverage & Tobacco)†	673,800	6,414,598

United Arab Emirates - 1.0%

Dragon Oil plc (Energy)†	2,934,648	24,574,881

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

January 31, 2015 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 90.8% (continued)

United Kingdom - 5.5%

Bank of Georgia Holdings plc (Banks)†	598,554	$18,279,136

Coca-Cola HBC AG - CDI (Food, Beverage & Tobacco)*†	1,048,300	16,874,309

Hikma Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	1,343,153	47,601,964

SABMiller plc (Food, Beverage & Tobacco)†	918,600	49,778,956

		132,534,365
Total Common Stocks (Cost $1,768,475,379)		$2,186,877,097

PREFERRED STOCKS - 4.6%

Brazil - 3.0%

Banco Bradesco SA - ADR (Banks)	3,212,000	40,085,760

Cia Brasileira de Distribuicao Grupo Pao de Acucar - Sponsored ADR (Food & Staples Retailing)	913,300	29,965,373

Vale SA - Sponsored ADR (Materials)	375,800	2,352,508

		72,403,641

Colombia - 0.8%

Bancolombia SA - Sponsored ADR (Banks)	428,851	19,842,936

South Korea - 0.8%

Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	36,800	17,606,592
Total Preferred Stocks (Cost $108,344,823)		$109,853,169

PARTICIPATION NOTES - 2.9%

Qatar - 1.3%

Qatar National Bank, Issued by HSBC Bank plc, Maturity Date 9/12/16 (Banks)^†	569,600	30,966,721

	Shares	Value
PARTICIPATION NOTES - 2.9% (continued)

Saudi Arabia - 1.6%

Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 5/4/15 (Retailing)^†	783,750	$40,218,709
Total Participation Notes (Cost $51,017,747)		$71,185,430

CASH EQUIVALENT - 2.3%

Northern Institutional Funds - Prime Obligations Portfolio, 0.04% (Money Market Fund)	54,790,298	$54,790,298

Total Cash Equivalent (Cost $54,790,298)		$54,790,298

Total Investments — 100.6%
(Cost $1,982,628,247)		$2,422,705,994

Liabilities Less Other Assets - (0.6)%		(15,517,090)
Net Assets — 100.0%		$2,407,188,904

Summary of Abbreviations

ADR	American Depository Receipt.

CDI	Chess Depository Interest.

GDR	Global Depository Receipt.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.9% of net assets as of January 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

January 31, 2015 (unaudited)  (continued)

Industry	Percentage of Net Assets

Automobiles & Components	4.7%

Banks	21.4

Capital Goods	2.6

Commercial & Professional Services	1.4

Consumer Durables & Apparel	1.7

Consumer Services	1.3

Diversified Financials	1.4

Energy	5.9

Food & Staples Retailing	2.4

Food, Beverage & Tobacco	7.4

Household & Personal Products	1.5

Insurance	5.3

Materials	4.5

Media	3.1

Money Market Fund	2.3

Pharmaceuticals, Biotechnology & Life Sciences	7.0

Retailing	2.7

Semiconductors & Semiconductor Equipment	5.6

Software & Services	4.5

Technology Hardware & Equipment	7.4

Telecommunication Services	2.8

Transportation	2.8

Utilities	0.9

Total Investments	100.6

Liabilities Less Other Assets	(0.6)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

January 31, 2015 (unaudited)

	Shares	Value
COMMON STOCKS - 86.3%

Bangladesh - 6.8%

BRAC Bank Ltd. (Banks)†	8,224,119	$4,186,799

GrameenPhone Ltd. (Telecommunication Services)†	375,000	1,593,045

Lafarge Surma Cement Ltd. (Materials)†	1,700,000	2,726,276

Olympic Industries Ltd. (Food, Beverage & Tobacco)†	5,000,163	15,095,094

Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	4,100,009	13,451,848

		37,053,062

Canada - 0.1%

Katanga Mining Ltd. (Materials)*	3,000,000	731,880

Colombia - 5.6%

Cementos Argos SA - Sponsored ADR (Materials)#†	690,000	13,375,788

Cemex Latam Holdings SA (Materials)*	1,400,000	8,732,787

Ecopetrol SA - Sponsored ADR (Energy)	152,500	2,485,750

Grupo de Inversiones Suramericana SA - Sponsored ADR (Diversified Financials)#†	62,500	1,811,475

Grupo Odinsa SA (Capital Goods)	664,449	1,851,743

Interconexion Electrica SA ESP - ADR (Utilities)#†	27,500	2,147,030

		30,404,573

Croatia - 0.4%

Ericsson Nikola Tesla (Technology Hardware & Equipment)†	11,250	2,145,732

Egypt - 5.3%

Commercial International Bank Egypt SAE (Banks)	2,550,000	18,545,332

Global Telecom Holding SAE - GDR (Telecommunication Services)*†	1,000,000	2,877,189

Oriental Weavers (Consumer Durables & Apparel)	4,075,000	7,494,944

		28,917,465

Estonia - 0.5%

Olympic Entertainment Group AS (Consumer Services)	1,100,000	2,237,400

	Shares	Value
COMMON STOCKS - 86.3% (continued)

Estonia - 0.5% (continued)

Tallink Group AS (Transportation)	587,234	$516,261

		2,753,661

Ghana - 0.9%

Ghana Commercial Bank Ltd. (Banks)	3,276,549	4,870,546

Kazakhstan - 2.1%

Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)†	1,835,000	11,208,200

Kenya - 8.7%

East African Breweries Ltd. (Food, Beverage & Tobacco)†	2,675,000	9,063,489

Equity Group Holdings Ltd. (Banks)†	21,000,000	12,352,236

Kenya Commercial Bank Ltd. (Banks)†	19,000,000	12,121,474

Nation Media Group Ltd. (Media)†	240,040	721,418

Safaricom Ltd. (Telecommunication Services)†	84,000,000	12,992,001

		47,250,618

Lebanon - 0.5%

Bank Audi SAL - GDR, Reg S (Banks)	385,000	2,598,750

Mauritius - 0.4%

MCB Group Ltd. (Banks)	330,000	2,006,279

Morocco - 0.4%

Douja Promotion Groupe Addoha SA (Real Estate)†	650,000	2,129,654

Netherlands - 1.3%

Nostrum Oil & Gas plc (Energy)*†	775,000	7,296,562

Nigeria - 6.7%

Dangote Cement plc (Materials)	10,350,000	8,608,904

FBN Holdings plc (Banks)	25,049,330	946,946

Guaranty Trust Bank plc (Banks)	62,500,000	6,674,887

Lafarge Africa plc (Materials)	8,050,000	3,543,202

Nigerian Breweries plc (Food, Beverage & Tobacco)	4,750,000	3,596,881

SEPLAT Petroleum Development Co. plc (Energy)^†	1,550,000	2,800,484

UAC of Nigeria plc (Capital Goods)	19,590,366	3,885,692

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

January 31, 2015 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 86.3% (continued)

Nigeria - 6.7% (continued)

Zenith Bank plc (Banks)	73,500,000	$6,274,247

		36,331,243

Pakistan - 7.4%

Engro Corp., Ltd. (Materials)†	4,499,992	13,265,803

Engro Fertilizers Ltd. (Materials)*†	9,599,999	8,117,020

MCB Bank Ltd. (Banks)†	2,150,000	7,078,683

Oil & Gas Development Co., Ltd. (Energy)†	3,650,000	7,592,267

Pakistan Petroleum Ltd. (Energy)†	2,399,997	4,030,367

		40,084,140

Panama - 1.4%

Copa Holdings SA, Class A (Transportation)	71,500	7,686,965

Peru - 3.5%

Alicorp SAA (Food, Beverage & Tobacco)	1,800,000	4,084,231

Credicorp Ltd. (Banks)	88,500	12,754,620

Ferreycorp SAA (Capital Goods)	2,038,896	998,480

Union Andina de Cementos SAA (Materials)	1,600,000	1,389,488

		19,226,819

Philippines - 8.9%

Bank of the Philippine Islands (Banks)†	7,299,992	16,343,282

International Container Terminal Services Inc. (Transportation)†	2,500,000	6,448,751

Philippine Long Distance Telephone Co. - Sponsored ADR (Telecommunication Services)	41,500	2,768,050

Universal Robina Corp. (Food, Beverage & Tobacco)†	4,850,000	22,670,581

		48,230,664

Poland - 0.1%

Kernel Holding SA (Food, Beverage & Tobacco)*†	60,000	503,536

Qatar - 1.6%

Qatar Electricity & Water Co. (Utilities)†	55,000	2,819,040

Qatar National Bank SAQ (Banks)†	112,500	6,108,592

		8,927,632

	Shares	Value
COMMON STOCKS - 86.3% (continued)

Romania - 1.2%

Banca Transilvania (Banks)*†	12,000,000	$6,414,342

Senegal - 0.8%

Sonatel (Telecommunication Services)	110,000	4,396,264

Slovenia - 0.7%

Krka dd Novo mesto (Pharmaceuticals, Biotechnology & Life Sciences)†	56,500	3,703,734

South Korea - 3.3%

Kolao Holdings (Retailing)†	1,155,000	17,802,262

Sri Lanka - 3.0%

Commercial Bank of Ceylon plc (Banks)†	11,250,000	14,297,448

John Keells Holdings plc (Capital Goods)†	1,450,000	2,342,807

		16,640,255

Tanzania - 1.1%

Tanzania Breweries Ltd. (Food, Beverage & Tobacco)	730,000	5,811,048

Thailand - 1.8%

Home Product Center pcl (Retailing)†	16,199,995	4,033,913

Siam Commercial Bank pcl, Reg S (Banks)†	1,015,000	5,566,529

		9,600,442

Trinidad & Tobago - 0.2%

Republic Bank Ltd. (Banks)	70,780	1,326,874

Ukraine - 1.1%

MHP SA - GDR, Reg S (Food, Beverage & Tobacco)†	650,000	6,188,021

United Arab Emirates - 2.4%

Agthia Group PJSC (Food, Beverage & Tobacco)†	4,064,000	6,921,483

Emaar Properties PJSC (Real Estate)†	3,400,000	6,159,069

		13,080,552

United Kingdom - 0.7%

Ferrexpo plc (Materials)†	200,000	150,216

Hikma Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	90,000	3,189,642

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

January 31, 2015 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 86.3% (continued)

United Kingdom - 0.7% (continued)

KAZ Minerals plc (Materials)*†	120,000	$362,128

		3,701,986

United States - 1.4%

PriceSmart Inc. (Food & Staples Retailing)	91,000	7,441,980

Vietnam - 6.0%

Hoa Phat Group JSC (Materials)†	7,700,000	17,222,936

PetroVietnam Drilling and Well Services JSC (Energy)†	5,753,500	15,523,242

		32,746,178
Total Common Stocks (Cost $473,103,357)		$469,211,919

PREFERRED STOCKS - 1.4%

Colombia - 1.4%

Bancolombia SA - Sponsored ADR (Banks)	162,500	7,518,875

Total Preferred Stocks (Cost $9,516,369)		$7,518,875

PARTICIPATION NOTES - 10.1%

Kuwait - 3.9%

Kuwait Projects Co. Holdings, Issued by HSBC Bank plc, Maturity Date 1/15/18 (Diversified Financials)^†	6,655,137	15,783,822

National Bank of Kuwait, Issued by Deutsche Bank AG, Maturity Date 3/28/18 (Banks)^†	1,700,000	5,183,805

		20,967,627

Saudi Arabia - 6.2%

Al Rajhi Bank, Issued by JP Morgan Structured Products, Maturity Date 6/6/17 (Banks)^†	300,000	4,534,007

Almarai Co., Ltd., Issued by HSBC Bank plc, Maturity Date 7/31/17 (Food, Beverage & Tobacco)^†	150,000	3,348,846

Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 5/4/15 (Retailing)^†	282,500	14,496,696

	Shares	Value
PARTICIPATION NOTES - 10.1% (continued)

Saudi Arabia - 6.2% (continued)

Saudi British Bank, Issued by JP Morgan Structured Products, Maturity Date 12/2/19 (Banks)^†	785,000	$11,504,913

		33,884,462
Total Participation Notes (Cost $52,410,261)		$54,852,089

CASH EQUIVALENT - 2.9%

Northern Institutional Funds - Prime Obligations Portfolio, 0.04% (Money Market Fund)	15,652,400	15,652,400
Total Cash Equivalent (Cost $15,652,400)		$15,652,400

Total Investments — 100.7%
(Cost $550,682,387)		$547,235,283

Liabilities Less Other Assets - (0.7)%		(3,921,496)
Net Assets — 100.0%		$543,313,787

Summary of Abbreviations

ADR	American Depository Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 10.6% of net assets as of January 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

January 31, 2015 (unaudited)  (continued)

Industry	Percentage of Net Assets

Banks	33.2%

Capital Goods	1.7

Consumer Durables & Apparel	1.4

Consumer Services	0.4

Diversified Financials	3.2

Energy	7.3

Food & Staples Retailing	1.4

Food, Beverage & Tobacco	14.2

Materials	14.4

Media	0.1

Money Market Fund	2.9

Pharmaceuticals, Biotechnology & Life Sciences	3.8

Real Estate	1.5

Retailing	6.7

Technology Hardware & Equipment	0.4

Telecommunication Services	4.5

Transportation	2.7

Utilities	0.9

Total Investments	100.7
Liabilities Less Other Assets	(0.7)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Notes to Financial Statements

January 31, 2015 (unaudited)

1. Organization

Harding, Loevner Funds, Inc. (the “Fund”) was organized as a Maryland corporation on July 31, 1996, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund currently has six separate diversified Portfolios, all of which were active as of January 31, 2015 (individually, a “Portfolio”, collectively, the “Portfolios”). The Fund is managed by Harding Loevner LP (the “Investment Adviser”).

Portfolio	Inception Date	Investment Objective
Global Equity Portfolio (“Global Equity”)	Institutional Class: November 3, 2009 Advisor Class: December 1, 1996	to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States
International Equity Portfolio (“International Equity”)	Institutional Class: May 11, 1994* Investor Class: September 30, 2005	to seek long-term capital appreciation through investments in equity securities of companies based outside the United States
International Small Companies Portfolio (“International Small Companies”)	Institutional Class: June 30, 2011 Investor Class: March 26, 2007	to seek long-term capital appreciation through investments in equity securities of small companies based outside the United States
Institutional Emerging Markets Portfolio** (“Institutional Emerging Markets”)	Class I: October 17, 2005 Class II: March 5, 2014	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets
Emerging Markets Portfolio (“Emerging Markets”)	Advisor Class: November 9, 1998	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets
Frontier Emerging Markets Portfolio (“Frontier Emerging Markets”)	Institutional Class: May 27, 2008 Investor Class: December 31, 2010	to seek long-term capital appreciation through investments in equity securities of companies based in frontier and smaller emerging markets

* International Equity is the successor to the HLM International Equity Portfolio of AMT Capital Fund, Inc., pursuant to a reorganization that took place on October 31, 1996. Information for periods prior to October 31, 1996 is historical information for the predecessor portfolio.

** Prior to the inception of Class II, shares of Institutional Emerging Markets Portfolio did not carry a specific class name. All shares of the Portfolio issued prior to March 5, 2014 have been re-designated as ‘Class I’ shares.

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies. As an investment company (as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08), the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services - Investment Companies”. The following is a summary of the Fund’s significant accounting policies:

Indemnifications

Under the Fund’s organizational document, its officers and Board of Directors (“Board”) are indemnified against certain liability arising out of the performance of their duties to the Portfolios. In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

January 31, 2015 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Valuation

The Board has adopted procedures (“Procedures”) to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the 1940 Act. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of the Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios’ securities when market quotations are not readily available.

In determining a Portfolio’s net asset value (“NAV”), each equity security traded on a securities exchange, including the NASDAQ Stock Market, and over-the-counter securities, are first valued at the closing price on the exchange or market designated by the Fund’s accounting agent as the principal exchange (each, a “principal exchange”). The closing price provided by the Fund’s accounting agent for a principal exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Shares of open-end mutual funds including money market funds are valued at NAV. Such securities are typically categorized as “Level 1” pursuant to the hierarchy described below.

Participation notes are valued based upon the closing or last traded price of their underlying local shares. Such securities are typically categorized as “Level 2” pursuant to the hierarchy described below.

Since trading in many foreign securities is normally completed before the time at which a Portfolio calculates its NAV, the effect on the value of such securities held by a Portfolio of events that occur between the close of trading in the security and the time at which the Portfolio prices its securities would not be reflected in the Portfolio’s calculation of its NAV if foreign securities were generally valued at their closing prices.

To address this issue, the Board has approved the daily use of independently provided quantitative models that may adjust the closing prices of certain foreign equity securities based on information that becomes available after the foreign market closes, through the application of an adjustment factor to such securities’ closing price. Adjustment factors may be greater than, less than, or equal to 1. Thus, use of these quantitative models could cause a Portfolio to value a security higher, lower or equal to its closing market price, which in turn could cause the Portfolio’s NAV per share to differ significantly from that which would have been calculated using closing market prices. The use of these quantitative models is also intended to decrease the opportunities for persons to engage in ‘‘time zone arbitrage,’’ i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Portfolios. Securities subjected to an adjustment factor due to the use of these quantitative models are not specifically designated on the Portfolios’ Portfolio of Investments as being “fair valued”. Securities with an adjustment factor greater than or less than 1, which are absent the use of significant unobservable inputs into their valuation, are categorized as “Level 2” and securities with an adjustment factor equal to 1, which are absent the use of significant unobservable inputs into their valuation, are categorized as “Level 1” pursuant to the hierarchy described below.

Any securities for which market quotations are not readily available or for which available prices are deemed unreliable are priced by the Investment Adviser at “fair value as determined in good faith”, in accordance with the Procedures. Such securities are identified on the Portfolios’ Portfolio of Investments as securities valued at “fair value as determined in good faith” and absent the use of significant unobservable inputs into their valuation, such securities would be categorized as “Level 2” pursuant to the hierarchy described below.

GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Portfolio’s assets or liabilities. This topic defines fair value as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. This may include the quantitative models and/or the inputs to the quantitative models used in the valuation technique described above. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1	unadjusted quoted prices in active markets for identical investments
Level 2	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

January 31, 2015 (unaudited)

2. Summary of Significant Accounting Policies (continued)

The Portfolios disclose all transfers between levels based on valuations at the end of each reporting period.

At January 31, 2015, the Portfolios below had transfers from Level 1 to Level 2, based on levels assigned to the securities on October 31, 2014, due to the use of closing prices from the local exchange as inputs to the valuation of shares from the same issuer, trading on the foreign exchange.

	Institutional		Frontier
	Emerging Markets	Emerging Markets	Emerging Markets
Common Stock
Banks	$32,150,792	$42,378,014	$5,566,529
Retailing	—	—	4,033,913

Total	$32,150,792	$42,378,014	$9,600,442

At January 31, 2015, the Portfolios below had transfers from Level 2 to Level 1, based on levels assigned to the securities on October 31, 2014, due to the use of adjustment factors equal to 1.

	Institutional		Frontier
	Emerging Markets	Emerging Markets	Emerging Markets
Common Stock
Capital Goods	$23,043,710	$30,655,197	$1,851,743
Consumer Durables & Apparel	—	—	7,494,944

Total	$23,043,710	$30,655,197	$9,346,687

GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a summary of the Portfolio’s investments classified by Level 1, Level 2 and Level 3 and security type as of January 31, 2015. Please refer to each Portfolio’s Portfolio of Investments to view individual securities classified by industry type and country.

	Unadjusted Quoted Prices			Other Significant
	in Active Markets for			Observable Inputs
Portfolio	Identical Assets (Level 1)			(Level 2)			Total
	Common Stocks	Preferred Stocks	Cash Equivalents	Common Stocks	Preferred Stocks	Participation Notes	Investment Securities

Global Equity	$498,155,298	$4,062,834	$19,670,416	$247,464,668	$—	$—	769,353,216
International Equity	977,944,015	71,013,226	114,368,330	3,072,604,072	83,859,496	—	4,319,789,139
International Small Companies	3,802,222	—	2,985,434	81,326,442	—	3,033,893	91,147,991
Institutional Emerging Markets	355,592,398	70,367,334	37,973,442	1,284,291,341	13,157,100	53,403,269	1,814,784,884
Emerging Markets	473,527,937	92,246,577	54,790,298	1,713,349,160	17,606,592	71,185,430	2,422,705,994
Frontier Emerging Markets	134,260,431	7,518,875	15,652,400	334,951,488	—	54,852,089	547,235,283

As of January 31, 2015, there were no Level 3 investments held within the Portfolios.

Securities

For financial reporting purposes, all securities transactions are recorded on a trade date basis, as of the last business day in the reporting period. Throughout the reporting period, securities transactions are typically accounted for on a trade date – plus one business day basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends). The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

January 31, 2015 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of the Portfolios’ securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. However, on a semiannual basis, such fluctuations are included with the Net realized gain (loss) from investments and Change in unrealized appreciation (depreciation) from investments on the Statements of Operations.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

3. Income Tax

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments at January 31, 2015, for each of the Portfolios were as follows:

Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)	Cost
Global Equity	$157,607,758	$(18,383,281)	$139,224,477	$630,128,739
International Equity	918,295,405	(154,923,716)	763,371,689	3,556,417,450
International Small Companies	14,850,261	(3,717,767)	11,132,494	80,015,497
Institutional Emerging Markets	252,324,149	(159,516,543)	92,807,606	1,721,977,278
Emerging Markets	603,796,883	(171,574,065)	432,222,818	1,990,483,176
Frontier Emerging Markets	71,087,532	(76,436,423)	(5,348,891)	552,584,174

4. Foreign Exchange Contracts

The Portfolios do not generally hedge foreign currency exposure, however, the Portfolios may enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. Each Portfolio will conduct its currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market, or by entering into forward contracts to purchase or sell currency. Foreign currency transactions entered into on the spot markets serve to pay for foreign investment purchases or to convert to dollars, the proceeds from foreign investment sales or dividend and interest receipts. The Portfolios will disclose open forward currency contracts, if any, on the Portfolios of Investments. The Portfolios do not separately disclose open spot market transactions on the Portfolios of Investments. However, on a semiannual basis, such realized gain (loss) and unrealized appreciation (depreciation) on spot market transactions is included in “net realized gain (loss) on foreign currency transactions” and “change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies”, respectively, on the Portfolios’ Statements of Operations. The Portfolios held no open forward currency contracts on January 31, 2015.

5. Participation Notes

Each Portfolio may invest in participation notes. Participation notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. Participation notes are issued by banks or broker-dealers and allow a Portfolio to gain exposure to common stocks in markets where direct investment may not be allowed. Participation notes are generally traded over-the-counter and are subject to the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with a Portfolio. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Portfolio investing in participation notes would be relying on the creditworthiness of such banks or broker-dealers and would have no rights under a participation note against the issuer of the underlying assets. Participation notes may be more volatile and less liquid than other investments held by the Portfolios.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

January 31, 2015 (unaudited)

6. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Portfolios are authorized to invest.

Frontier Emerging Markets is permitted to invest up to 35% of its total assets in companies in the same industry, if, at the time of investment, that industry represents 20% or more of the Portfolio’s benchmark index. During periods when the Portfolio has invested more than 25% of its total assets in companies in the same industry, it will operate as a concentrated portfolio and be subject to additional risks and greater volatility. At January 31, 2015 the Portfolio’s investment in the Banking industry amounted to 32.75% of its total assets.

7. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harding, Loevner Funds, Inc.

By:	/s/ Richard T. Reiter
Richard T. Reiter, President
(Principal Executive Officer)

Date:	March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard T. Reiter
Richard T. Reiter, President
(Principal Executive Officer)

Date:	March 30, 2015

By:	/s/ Charles S. Todd
Charles S. Todd, Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date:	March 30, 2015